AMOUNT DUE TO DIRECTOR (Details Narrative)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Other liabilities		$ 1,129,000
Original loan	$ 800,000
Maximum [Member]
Original loan	$ 1,000,000